Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 27, 2022
Entity Registrant Name	SEI DAILY INCOME TRUST
Entity Central Index Key	0000701939
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 27, 2022
Document Effective Date	Dec. 27, 2022
Prospectus Date	Dec. 27, 2022
SDIT GOVERNMENT FUND | SDIT GOVERNMENT FUND - SWEEP CLASS
Prospectus:
Trading Symbol	AABXX